Consolidated Balance Sheets (Parentheticals) - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Statement of Financial Position [Abstract]
Ordinary share, par value (in Dollars per share)	[1]	$ 0.00008	$ 0.00008
Ordinary share, shares authorized	[1]	625,000,000	625,000,000
Ordinary share, shares issued	[1]	12,500,000	12,500,000
Ordinary share, shares outstanding	[1]	12,500,000	12,500,000

[1]	Retrospectively restated for effect of share reorganization (see Note 11)